Notes Payable (Details) - USD ($)					9 Months Ended	12 Months Ended
	Jul. 25, 2023	May 09, 2022	Jun. 02, 2021	Mar. 19, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Nov. 20, 2023	Aug. 25, 2020
Notes Payable (Details) [Line Items]
Principal amount				$ 2,800,000
Aggregate initial amount			$ 70,000,000
Term Loans amount			60,000,000				$ 55,200,000
Revolving credit facility			10,000,000
Aggregate principal amount			$ 60,000,000
Comprised of principal							58,500,000
Net of unamortized loan costs							3,300,000
Lender and placement agent fees							3,500,000
Legal other fees							300,000
Aggregate initial amount		$ 140,000,000
Swingline subfacility		2,000,000
Letter of credit subfacility		10,000,000
Outstanding balance of loan					$ 92,300,000
Unamortized loan costs					800,000
Amortization					$ 1,100,000	$ 1,100,000
Loan decreased	$ 10,000,000
Commitments decreased	2,000,000
Restricted cash						$ 1,000,000
Credit agreement					4.00%	4.00%
Line of credit interest rate					2.00%	2.00%
Credit limit							2,000,000
Accounts payable							200,000
Warrant purchase (in Shares)				200,000
Common stock at an exercise price (in Dollars per share)				$ 12
Purchase price amount				$ 2,500,000
Aggregate of purchase price				5,000,000
Fair value of debt amount				1,300,000
Outstanding balance of vehicle loans					$ 700,000	$ 900,000
Customer and credit card accounts receivable						$ 5,951,000	$ 2,660,000
Initial notional amount		$ 100,000,000
Fixed interest rate		2.90%
Principal amount					$ 937,500
Maximum [Member]
Notes Payable (Details) [Line Items]
Applicable rate percentage					1.95%	1.95%
Interest rates					5.70%	5.70%
Minimum [Member]
Notes Payable (Details) [Line Items]
Applicable rate percentage					0.95%	0.95%
Interest rates					3.80%	3.80%
Arvest Loan [Member]
Notes Payable (Details) [Line Items]
Principal amount										$ 3,500,000
Outstanding balance of loan						$ 96,500,000
Comprised balance amount						97,500,000
Unamortized loan costs						1,000,000
Term Loan [Member]
Notes Payable (Details) [Line Items]
Agreement outstanding amount					$ 40,000,000	$ 40,000,000
10% OID Senior Promissory Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds				4,600,000
Write off of debt discount				$ 1,700,000
Credit Facilities [Member]
Notes Payable (Details) [Line Items]
Comprised balance amount					93,100,000
Term Loan [Member]
Notes Payable (Details) [Line Items]
Borrowers repaid the principal amount					1,875,000
Forecast [Member]
Notes Payable (Details) [Line Items]
Term Loans amount					937,500			$ 937,500
Liquidity amount	8,000,000
Restricted cash	5,000,000
Term Loan [Member]
Notes Payable (Details) [Line Items]
Aggregate initial amount		$ 100,000,000
Principal loan amount		1,250,000			$ 1,875,000
Borrowers repaid the principal amount		1,250,000
Revolving Credit Facility [Member]
Notes Payable (Details) [Line Items]
Aggregate initial amount		40,000,000
Revolving Credit Facility [Member] | Swing Line Loan [Member]
Notes Payable (Details) [Line Items]
Aggregate initial amount		2,000,000
M and T Credit Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount		$ 100,000,000
Liquidity [Member]
Notes Payable (Details) [Line Items]
Account receivables	8,000,000
Cash and cash equivalents	3,000,000
Liquidity [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Cash and cash equivalents									$ 3,000,000
Customer and credit card accounts receivable	$ 5,000,000								$ 5,000,000
OID senior secured [Member]
Notes Payable (Details) [Line Items]
Investor percentage				10.00%